OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
The company’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Note	2023	2022
Lease liabilities		$470	$338
Regulatory liabilities(1)		104	149
Pension obligations		57	43
Concession payment liability		2	10
Other		92	73
		$725	$613
(1)    Regulatory liabilities are related to the regulated pricing mechanism at certain of the company’s Spanish assets.